Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Going concern
Going concern
The unaudited consolidated financial statements have been prepared on a going concern basis.
We continue to experience the impact of current unprecedented market conditions as a result of the global market reaction to the ongoing COVID-19 pandemic, together with uncertainty around the extent and timing for a full economic recovery. Despite these challenges, we believe that the oil and gas demand will rebalance and oil and gas will remain a significant portion of the world's energy mix. While we are seeing signs of market recovery, at this stage we cannot predict with reasonable accuracy the impact of these market conditions on the Company, specifically with the rise of the COVID-19 Delta variant.
In January 2021, we amended certain of our shipyard financing agreements, whereby we agreed to pay $12.0 million in 2021 and $24.0 million in 2022, to our shipyards, in order to defer debt amortization, interest payments and maturity payments (including deposits for five newbuild rigs) into 2023. As a condition of these agreements, we raised a gross amount of $46 million in new equity in January 2021. The shipyard agreements, and new equity, satisfied the conditions precedent to execute certain amendments to our Syndicated Senior Secured Credit Facility, Hayfin Term Loan Facility and New Bridge Revolving Credit Facility, which extended their respective maturities to January 2023 and provided various other amendments.
In addition, in July 2021, we established an at-the-market ("ATM") program under which we may offer and sell from time to time up to $40.0 million of our common shares to be listed on the New York Stock Exchange. While the Company has not determined whether it will sell any shares under the ATM program, the facility has been set up to provide flexibility going forward in anticipation of an improved market.
While our recent amendments to our credit facilities and newbuild deliveries in January 2021, concurrent equity raise, the establishment of the ATM program and recent cash receipts from the sale of our equity interest in the Mexico IWS JV's, have stabilized our liquidity situation in a base case scenario through 2022, we have limited ability to respond to negative incidents or multiple downside scenarios, without additional financing or by raising further capital. Therefore, we have concluded that there exists substantial doubt over our ability to continue as a going concern.
We will continue to explore additional financing opportunities and strategic sale of a limited number of modern jack-ups in order to further strengthen the liquidity of the Company. While we have confidence that these actions will enable us to better manage our liquidity position, and we have a track record of delivering additional financing and selling rigs, there is no guarantee that any additional financing or sale measures will be concluded successfully.
Basis of accounting
Basis of accounting
The unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2020, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2020, filed with the Securities and Exchange Commission on April 30, 2021. The consolidated balance sheet data for December 31, 2020 was derived from our audited annual financial statements. The amounts are presented in millions of United States dollar ("U.S. dollar" or "$"), unless otherwise stated. The financial statements have been prepared on a going concern basis and in management's opinion, all adjustments necessary for a fair statement are reflected in the interim periods presented.

Use of estimates
Use of estimates
Preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Adoption of new accounting standards and Accounting pronouncements that have been issued but not yet adopted
Adoption of new accounting standards

In August 2018, the FASB issued ASU 2018-14 Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20). The amendments in this ASU remove certain disclosure requirements and introduce new ones including an explanation of the reasons for significant gains and losses relating to changes in the projected benefit obligation, plan assets to be returned to the entity and accumulated benefit obligation in excess of the fair value of related funding assets. These amendments to disclosures’ requirements are mandated for defined benefit plans from January 1, 2021. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six month ended June 30, 2021.

In December 2019, the FASB issued ASU 2019-12 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments remove certain exceptions previously available and provides additional calculation rules to help simplify the accounting for income taxes. These amendments are effective from January 1, 2021. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2021.

Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU 2021-01 Reference Rate Reform (Topic 848)	The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.	January 1, 2022	Under evaluation
ASU 2020-06 Debt - Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity's Own Equity (Topic 815)	The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260.	January 1, 2022	Under evaluation
ASU 2021-04 Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation - Stock Compensation (Topic 718) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40)	The amendments clarify the issuer's recognition and measurement considerations resulting from exchanges or modifications to freestanding instruments (written call options) classified in equity. Such exchanges or modifications are treated as adjustments to the cost to raise debt, to the cost to raise equity or as share based payments (ASC 718) when issued to compensate for goods or services. If not treated as costs of debt funding, equity funding or share-based payments, it results in an adjustment to EPS/net income (loss). Holder's accounting is not affected by these amendments.	January 1, 2022	Under evaluation

As of August 30, 2021 the FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our Consolidated Financial Statements and related disclosures either on transition or in future periods.